PROSPECTUS SUPPLEMENT                                           69075 1/01
dated January 15, 2000 to:
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Putnam Global Natural Resources Fund (the "fund")
Prospectus dated December 30, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

Manager                Since    Experience
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Kevin M. Divney        2001     July 1997-Present      Putnam Management
Senior Vice President           Prior to July 1997     Franklin Portfolio
                                                       Associates
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James M. Falvey        2000     Aug. 2000-Present      Putnam Management
Senior Vice President           Prior to Aug. 2000     Dresdner, Kleinwort,
                                                       Benson
                                Prior to Jan. 1998     Salomon Smith Barney
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